Revenue Recognition - Schedule of Net Sales by Product Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 7,394.2	$ 6,939.9	$ 6,827.3
Knees [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	3,038.4	2,778.3	2,647.9
Hips [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	1,967.2	1,894.9	1,856.1
S.E.T [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	1,752.6	1,696.7	1,727.8
Other [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 636.0	$ 570.0	$ 595.5